other long-term assets (Tables)	12 Months Ended
Dec. 31, 2024
other long-term assets
Schedule of other long-term assets

As at December 31 (millions)	Note	2024	2023
Pension assets	15	$257	$316
Unbilled customer finance receivables	4(b)	630	637
Derivative assets	4(h)	113	179
Deferred income taxes	10(b)	18	38
Costs incurred to obtain or fulfill contracts with customers		301	218
Real estate joint venture advances	21(a)	—	94
Investments in real estate joint ventures	21(a)	183	50
Investments in associates	21(b)	219	232
Portfolio investments [1]
At fair value through net income		62	42
At fair value through other comprehensive income		594	502
Prepaid maintenance		39	46
Refundable security deposits and other		161	139
		$2,577	$2,493

1Fair value measured at reporting date using significant other observable inputs (Level 2).

Schedule of costs incurred to obtain and fulfill contracts with customers

	Costs incurred to
	Obtain
	contracts with	Fulfill contracts
(millions)	customers	with customers	Total
Balance as at January 1, 2023	$404	$15	$419
Additions	377	30	407
Amortization	(305)	(6)	(311)
Balance as at December 31, 2023	476	39	515
Additions	477	34	511
Amortization	(350)	(9)	(359)
Balance as at December 31, 2024	$603	$64	$667
Current [1]	$351	$15	$366
Non-current	252	49	301
	$603	$64	$667

1	Presented in the Consolidated statements of financial position as Prepaid expenses.